Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax [Abstract]
Summary of Income Tax Recognized in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the six months ended June 30
	2021	2022
Current tax
In respect of the current period	$—	$—